SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Feb. 28, 2013
Notes to Financial Statements
Note 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. necessarily requires management to make estimates and assumptions that affect the amounts reported in the financial statements. We regularly evaluate estimates and judgments based on historical experience and other relevant facts and circumstances. Actual results could differ from those estimates. Significant estimates relate to fair value of assets acquired and liabilities assumed in business combinations, acquisition related contingent consideration, allowances for tax assets, the use of the Black-Scholes pricing model for valuing stock option and common stock warrant issuances, estimates of future cash flows used to evaluate impairment of long-lived assets, revenues earned from percentage of completion contracts and the period in which revenues should be recorded.

Cash and Cash Equivalents

We consider all highly liquid investments purchased with original maturities of three months or less to be cash equivalents.

Accounts Receivable

Our accounts receivable balances are due from customers throughout the U.S. Credit is extended based on evaluation of a customer’s financial condition and, generally, collateral is not required. Based on the nature of the contract, our billing terms are such that a certain percentage is billed at the time of the contract and then at various time intervals or through the length of the agreement, which are generally up to 12 months.

We determine our allowance for doubtful accounts by considering a number of factors, including the length of time trade accounts receivable are past due, previous loss history, the customer’s current ability to pay its obligation to us, and the condition of the general economy and the industry as a whole. Our allowance for doubtful accounts was $270,960 and $295,985 as of February 28, 2013 and February 29, 2012, respectively.

Property and Equipment

Property and equipment consists primarily of computer software and office equipment, furniture and fixtures and leasehold improvements and is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful lives of the assets ranging from three to seven years. Leasehold improvements are amortized using the straight-line method over the shorter of the lease term or estimated useful lives, ranging from three to seven years.

We capitalize the costs of developing software for internal use or to be sold, leased or otherwise marketed. These costs include both purchased software and internally developed software. Costs of developing software are expensed until technological feasibility has been established. Thereafter, all costs are capitalized and are carried at the lower of unamortized cost or net realizable value. Internally developed and purchased software costs are generally amortized over three years.

Fair Value of Financial Instruments

The fair value of some of our financial instruments, including cash and cash equivalents, accounts receivable and accounts payable, approximate their respective carrying value due to their short maturity. Financial instruments that potentially subject us to concentrations of credit risk are cash-equivalents and trade receivables.

Capitalized Legal Patent Costs

We capitalize external legal costs incurred in the defense of our patents, including assertion of claims against others for patent infringement, where we believe that there is an evident increase in the value of the patent and that the successful outcome of the legal action is probable. During the course of any legal action, the court where the case is pending makes decisions and issues rulings of various kinds, which may be favorable or unfavorable. We monitor developments in the legal action, the legal costs incurred and the anticipated outcome of the legal action, and assess the likelihood of a successful outcome based on the entire action. If changes in the anticipated outcome occur that reduce the likelihood of a successful outcome of the entire action to less than probable, the capitalized costs would be charged to expense in the period in which the change is determined. The capitalized legal patent costs are recorded within intangible assets on our balance sheets and are amortized over the remaining useful life of the patent.

Fair Value Measurements

We measure certain assets, including our intangible assets and goodwill, at fair value on a nonrecurring basis. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1: Observable inputs such as quoted prices in active markets for identical assets or liabilities.

Level 2: Observable inputs such as quoted prices for similar assets or liabilities in markets that are not sufficiently active to qualify as Level 1 or, other inputs that are observable by market data.

Level 3: Unobservable inputs for which there is little or no market data, which requires us to develop our own assumptions. The inputs require significant management judgment or estimation.

We review the carrying values of our intangible assets and goodwill when events and circumstances warrant and consider all available evidence in evaluating when declines in fair value are other than temporary. The fair values of our intangible assets and goodwill are determined based on valuation techniques using the best information available, and may include quoted market prices, market comparables, and discounted cash flow projections.

The remeasurement of goodwill is classified as a Level 3 fair value assessment due to the significance of unobservable inputs developed using company-specific information. We used a combination of the income and market approach to measure the fair value of our reporting units. Under the income approach, we calculate the fair value of a reporting unit based on the present value of the estimated future cash flows. Cash flow projections are based on management's estimates of revenue growth rates and operating margins, taking into consideration industry and market conditions. The discount rate used is based on the weighted-average cost of capital adjusted for the relevant risk associated with business-specific characteristics and the uncertainty related to the business's ability to execute on the projected cash flows. The discount rate also reflects adjustments required when comparing the sum of the fair values of our reporting units to our market capitalization. The unobservable inputs used to fair value these reporting units include projected revenue growth rates, profitability and the risk factor added to the discount rate.

The inputs used to measure the fair value of the identified intangible assets of were largely unobservable, and, accordingly, these measurements were classified as Level 3. The fair value of the intangible assets for the reporting units were estimated using the income approach, which is based on management's cash flow projections of revenue growth rates and operating margins, taking into consideration industry and market conditions. The discount rates used in the fair value calculations for the intangible assets were based on a weighted average cost of capital adjusted for the relevant risk associated with those assets. The unobservable inputs used in these valuations include projected revenue growth rates, operating margins, royalty rates and the risk factor added to the discount rate.

Indefinite-lived Intangible Assets

We review indefinite-lived intangible assets, which include of acquired trade names, for impairment annually and whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Recoverability of indefinite-lived intangible assets is measured by comparing the carrying amount of the asset to the future discounted cash flows that the asset is expected to generate. If it is determined that an individual asset is impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset.

Goodwill

Goodwill represents the excess of the acquisition consideration over the estimated fair value of the net tangible and intangible assets of acquired entities. Goodwill is carried at cost and is not amortized.  We review goodwill for impairment annually as of the first day of our fourth fiscal quarter, generally December 1st, and whenever events or changes in circumstances indicate the carrying value of goodwill may not be recoverable.

The goodwill impairment test is performed at the reporting unit level. A reporting unit is an operating segment or one level below an operating segment (referred to as a “component”). An operating segment is a component of an enterprise that earns revenues and incurs expenses, for which discrete financial information is available and management regularly reviews the operating results. We have a single operating segment, however there are two reporting units for purposes of our goodwill impairment assessment.  All of our recorded goodwill is attributed to the Mobile Marketing and Advertising reporting unit, which generated substantially all of our revenues and expenses.  The second reporting unit represents the Intellectual Property reporting unit, which does not have any attributed goodwill.

We have an unconditional option to evaluate impairment of goodwill by performing a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than the carrying amount. If the fair value of the reporting unit is determined to be more than likely than not greater than the carrying amount, further testing of goodwill impairment is not performed. If the fair value of the reporting unit is less than the carrying amount, we perform a quantitative two-step impairment test.

The goodwill impairment test involves a two-step process. In the first step, we compare the fair value of each reporting unit to its carrying value. If the fair value of the reporting unit exceeds its carrying value, goodwill is not impaired and no further testing is required. If the fair value of the reporting unit is less than the carrying value, we must perform the second step of the impairment test to measure the amount of impairment loss, if any. If the implied fair value of the reporting unit's goodwill is less than the carrying value, the difference is recorded as an impairment loss. When performing a quantitative two-step impairment test, we depend upon our estimates of future cash flows and other factors to determine the fair value of our reporting unit. We rely on a number of factors including operating results, business plans, economic projections, anticipated future cash flows and marketplace data.

We estimate the fair value of our reporting units using primarily the income approach and, to a lesser extent, the market approach. Using the income approach, we calculate the fair value of a reporting unit based on the present value of estimated future cash flows. Cash flow projections are based on management's estimates of revenue growth rates and operating margins, taking into consideration industry and market conditions. The discount rate used is based on the weighted-average cost of capital risk-adjusted for business-specific characteristics and the uncertainty related to the business's ability to execute on the projected cash flows. The market approach estimates fair value based on market multiples of revenue and earnings derived from comparable publicly-traded companies with similar operating and investment characteristics as the reporting unit. The weighting of the fair value derived from the market approach ranges from 0% to 50% depending on the level of comparability of these publicly-traded companies to the reporting unit. When market comparables are not meaningful or not available, we may estimate the fair value of a reporting unit using only the income approach.

In order to assess the reasonableness of the calculated fair values of our reporting units, we also compare the sum of the reporting units' fair values to our market capitalization and calculate an implied control premium (the excess of the sum of the reporting units' fair values over the market capitalization). We compare our implied control premium to the control premiums of recent comparable market transactions for reasonableness and may adjust the fair value estimates of our reporting units by adjusting the discount rates and/or other assumptions if necessary. Financial and credit market volatility directly impacts our fair value measurement through our weighted average cost of capital, which we use to determine our discount rate, and our stock price, which we use to determine our market capitalization. Therefore, changes in the stock price may also affect the amount of impairment recorded. We believe that our market capitalization alone does not fully capture the fair value of our business as a whole, or the substantial value that an acquirer would obtain from its ability to obtain control of our business. As such, in determining fair value, we add a control premium to our market capitalization. To estimate the control premium, we consider our unique competitive advantages that would likely provide synergies to a market participant. In addition, we consider external market factors, which we believe, may contribute to changes in and volatility of our stock price that does not reflect our underlying fair value.

Intangible Assets

Intangible assets were recorded as the result of business acquisitions and are stated at estimated fair value at the time of acquisition less accumulated amortization. We assess the recoverability of long-lived assets subject to amortization when events or circumstances indicate that the carrying amount of an asset may not be fully recoverable. If undiscounted expected cash flows to be generated by a long-lived asset or asset group are less than its carrying amount, we record an impairment to write down the long-lived asset or asset group to its estimated fair value. Fair value is estimated based on discounted expected future cash flows.

Business Combinations

We account for business combinations using the acquisition method of accounting. The consideration transferred or transferable to sellers and the assets acquired and liabilities assumed are recorded at their estimated fair values at the date of acquisition. When a business combination agreement provides for consideration to be paid in future periods, contingent on future events, we include an estimate of the acquisition-date fair value of the contingent consideration as part of the cost of the combination. Contingent consideration to be paid to officers, directors, shareholders and/or employees of the acquiree whom continue employment with the Company are evaluated as to whether the amounts represent purchase consideration or a separate transaction, such as post-transaction employee compensation.  Factors evaluated require significant judgment and include, among other factors; consideration of the terms of continuing employment, levels of post-transaction compensation, ownership interest of the selling shareholder/employees, linkage of the contingent consideration to the transaction date combination valuation and any other agreements or matters related to the transaction.  Acquisition transaction costs are expensed as incurred.   The results of operations of the acquired business are included in the Company's consolidated financial statements from the respective date of acquisition.

Share-Based Payments

The fair value of our share-based payments for stock options and stock warrants is estimated at the grant date based on the stock award’s fair value as calculated by the Black-Scholes-Merton (“BSM”) option-pricing model and is recognized as expense over the requisite service period using a straight line method. The BSM model requires various highly judgmental assumptions including expected volatility and option life. We estimate the forfeiture rate based on historical experience. To the extent our actual forfeiture rate is different from our estimate, share-based payment expense is adjusted accordingly in that period.

Revenue Recognition

We provide access to our AD LIFE Platform and services through term license fees, support fees, and mobile marketing campaign fees.  The contracts generally include multiple elements as part of the overall service delivery and revenues are generally recognized over the term of the contract.  We also offer professional services related to the strategy and execution of mobile marketing campaigns.  Professional services revenue is recognized as the services are performed as these services have value on a standalone basis, do not involve unique acceptance criteria and have a fair value that can be obtained as the other services are generally sold without professional services.

Contracts may include multiple deliverables such as production and delivery of media content, hosting, fees from content retention and delivery or placement of mobile or online advertising content.  Contracts may also include multiple deliverables such as custom software creation, audio production, and delivery of online media content or hosting. Revenues from multiple delivery contracts for the production and delivery of online media content and hosting are recorded pro-rata over the term of the media content production, delivery or hosting period.

Fixed-price contracts for the creation of custom software are typically of a duration of less than one year and are accounted for using the percentage-of-completion method.  We use the percentage-of-completion method of accounting because we believe it is the most accurate method to recognize revenue based on the nature and scope of these service contracts; we believe it is a better measure of periodic income results than other methods and better matches revenue recognized with the costs incurred. Percentage of completion is measured based primarily on input measures such as hours incurred to date compared to total estimated hours to complete, with consideration given to output measures, such as contract milestones, when applicable. Significant judgment is required when estimating total hours and progress to completion on these arrangements which determines the amount of revenue we recognize as well as whether a loss is recognized if one is expected to be incurred for the remainder of the project. Revisions to hour and cost estimates are incorporated in the period in which the facts that give rise to the revision become known.

Revenues from the creation of custom software are generally a component of contracts that include hosting and/or production and delivery services. Software revenues are recorded when the software is completed and accepted by the client if the software has free standing functionality, the fee for the software is separately determinable and we have demonstrated our capability of completing any remaining terms under the contract. Otherwise all revenues under the multi-deliverable contracts are recorded pro rata over the term of the production and content delivery or hosting period.

Fees for producing interactive advertising content are based upon a fee for the production and hosting of the advertising content and/or a percentage of the fees paid by third party advertisers. Fees from third parties for the production and hosting of the advertising content are recorded pro rata over the related hosting period. Fees representing a percentage of the fees paid by third party advertisers for advertising on third party or company websites are recorded when the contractual criteria has been met and amounts are due from third party advertisers.

Deferred revenues primarily consist of billings or payments received in advance of revenue recognition from our subscription and professional services and support and maintenance revenues and are recognized as the revenue recognition criteria are met. We generally invoice our customers in monthly or quarterly installments for subscription revenue and as services are provided. Accordingly, the deferred revenues balance does not represent the total contract value of annual or multi-year non-cancelable subscription agreements.

Income Taxes

Income taxes are provided for tax effects of transactions reported in the financial statements and consist of income taxes currently due plus deferred income taxes related to timing differences between the basis of certain assets and liabilities for financial statement and income tax reporting. Deferred taxes are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. A valuation allowance is provided if, based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

We recognize tax benefits from uncertain tax positions only if it is “more-likely-than-not” that the position is sustainable, based on its technical merits. The tax benefit of a qualifying position is the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with a taxing authority having full knowledge of all relevant information. Interest and penalties related to uncertain tax positions may be classified in the financial statements as either income taxes or interest and other expense classification. We classify interest and penalties related to uncertain tax positions as income tax expense.

Income or Loss Per Share

Basic income or loss per share is computed using the weighted average number of common shares outstanding during the period, and excludes any dilutive effects of common stock equivalent shares, such as stock options and stock warrants. Diluted income or loss per share is computed using the weighted average number of common shares outstanding and common stock equivalent shares outstanding during the period using the treasury stock method. Common stock equivalent shares are excluded from the computation if their effect is anti-dilutive, see Note 10.

Recently Issued Accounting Standards

In July 2012, the FASB issued ASU 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment.” ASU 2012-02 amends the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment.  Under ASU 2012-02, an entity has the option of performing a qualitative assessment of whether it is more likely than not that the fair value of an entity’s indefinite-lived intangible asset is less than its carrying amount before calculating the fair value of the asset. If the conclusion is that it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount, the company would be required to calculate the fair value of the asset. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. We early adopted this guidance as of August 31, 2012 in connection with our interim impairment assessment and it did not have a material impact on our financial position, results of operations, or cash flows.